Acquisitions (Narrative) (Details)	12 Months Ended										0 Months Ended	12 Months Ended		0 Months Ended		12 Months Ended
	Dec. 31, 2014 USD ($) item		Dec. 31, 2013 USD ($)		Dec. 31, 2012 USD ($)		Dec. 31, 2014 Cardpoint Limited [Member]	Dec. 31, 2013 Cardpoint Limited [Member] USD ($)	Dec. 31, 2013 Cardpoint Limited [Member] GBP (£)	Dec. 31, 2014 Automated Financial, L.L.C. [Member] item	Oct. 06, 2014 Welch ATM [Member] USD ($)	Dec. 31, 2014 Welch ATM [Member] USD ($)	Oct. 06, 2014 Welch ATM [Member] USD ($) item	Nov. 03, 2014 Sunwin Services Group [Member] USD ($)	Nov. 03, 2014 Sunwin Services Group [Member] GBP (£)	Dec. 31, 2014 Sunwin Services Group [Member] GBP (£)	Nov. 03, 2014 Co-Op Bank [Member] item	Dec. 31, 2014 U.K. [Member] item	Dec. 31, 2013 U.K. [Member] Cardpoint Limited [Member] item	Dec. 31, 2014 Germany [Member] item	Dec. 31, 2013 Germany [Member] Cardpoint Limited [Member] item
Business Acquisitions [Line Items]
Effective date of acquisition							Aug. 07, 2013					Oct. 06, 2014				Nov. 03, 2014
Number of automated teller machines	110,200									2,100			26,000				1,950	12,900	7,100	900	800
Payments to Acquire Businesses, Gross								$ 153,500,000	£ 100,000,000		$ 154,000,000
Business Combination, additional consideration for earnings																13,250,000
Business Combination, total consideration								161,800,000	105,400,000		159,400,000			66,400,000	41,500,000
Business Combination, Consideration Transferred, Liabilities Incurred											5,400,000
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual								46,300,000
Business Combination, Pro Forma Information, Loss of Acquiree since Acquisition Date, Actual								1,700,000
Acquisition-related expenses	18,050,000	[1]	15,400,000	[1]	3,332,000	[1]		5,800,000
Business Acquisition, Goodwill, Expected Tax Deductible Amount								78,700,000
Goodwill	511,963,000		404,491,000		285,696,000			78,727,000					102,400,000
Intangible assets								59,673,000				52,500,000
Property and equipment								$ 29,500,000				$ 11,000,000

[1]	Acquisition-related expenses include nonrecurring costs incurred for professional and legal fees and certain transition and integration-related costs, including contract termination costs and facility exit costs, related to acquisitions.